LONG TERM LOAN	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG TERM LOAN

NOTE 13 – LONG TERM LOAN

	As of December 31,
	2020	2019
Loan from a third party	$1,000,000	$2,000,000
Total	$1,000,000	$2,000,000

On July 19, 2016, GWN entered into a loan agreement with Thalesco Eurotronics Pte Ltd. and obtained a loan facility in the amount of $2,000,000 with original maturity date on July 30, 2017, and renewed until July 30, 2020, to finance the drilling of one well in Kruh Block. On June 3, 2019, the loan was further extended until May 22, 2023.The loan bears an interest rate of 1.5% per annum. On August 25, 2020, the Company repaid $1,000,000 in the principal to Thalesco Eurotronics Pte Ltd. The Company has booked interest expense on the loan of $24,380, $30,009 and $32,468 for the years ended December 31, 2020, 2019 and 2018, respectively. The interest expense is recorded in the other income (expenses), net in the consolidated statement of operations and comprehensive (loss) income, and unpaid interest is recorded in the consolidated balance sheets under accrued expenses.